capital structure financial policies (Tables)	12 Months Ended
Dec. 31, 2024
capital structure financial policies
Disclosure of financial objectives that support the entity's long-term strategy

As at, or for the 12-month periods ended, December 31 ($ in millions)	Objective	2024	2023
Components of debt and coverage ratios
Net debt [1]		$28,569	$26,494
EBITDA – excluding restructuring and other costs [2]		$7,333	$7,149
Net interest cost [3] (Note 9)		$1,357	$1,272
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.20 – 2.70 [4]	3.90	3.71
Coverage ratios
Earnings coverage [5]		2.0	1.9
EBITDA – excluding restructuring and other costs interest coverage [6]		5.4	5.6

1Net debt and total managed capitalization are calculated as follows:

As at December 31	Note	2024	2023
Long-term debt	26	$28,854	$27,349
Debt issuance costs netted against long-term debt		120	118
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt, net		(68)	13
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt – excluding tax effects		(390)	(226)
Cash and temporary investments, net		(869)	(864)
Short-term borrowings	22	922	104
Net debt		28,569	26,494
Common equity		15,620	16,112
Non-controlling interests		1,178	1,190
Less : accumulated other comprehensive income amounts included above in common equity and non-controlling interests		34	46
Total managed capitalization		$45,401	$43,842

2EBITDA – excluding restructuring and other costs is calculated as follows:

Years ended December 31	Note	2024	2023
EBITDA	5	$6,840	$6,431
Restructuring and other costs	16	493	718
EBITDA – excluding restructuring and other costs		$7,333	$7,149

3

Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, unrealized changes in virtual power purchase agreements forward element, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).

4

Our long-term objective range for this ratio is 2.20 – 2.70 times. The ratio as at December 31, 2024, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to circa 2.70 times in the medium term (following the spectrum auctions in 2021 and 2023, and the mmWave spectrum auction upcoming), consistent with our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.25:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.

5

Earnings coverage is defined in Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest, all such amounts excluding those attributable to non-controlling interests.

6

EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Disclosure of the dividend payout ratio

For the 12-month periods ended December 31	Objective	2024	2023
Determined using most comparable IFRS Accounting Standards measures
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures		105%	126%
Determined using management measures
TELUS Corporation Common Share dividend payout ratio – net of dividend reinvestment plan effects	60%–75% [1]	81%	77%

1	Our objective range for the TELUS Corporation Common Share dividend payout ratio is 60%-75% of free cash flow on a prospective basis.

* Free cash flow is not a standardized financial measure under IFRS Accounting Standards and might not be comparable to similar measures presented by other issuers; we define free cash flow as EBITDA (operating revenues and other income less goods and services purchased and employee benefits expense) excluding items that we consider to be of limited predictive value, including certain working capital changes (such as trade receivables and trade payables), proceeds from divested assets, and other sources and uses of cash, as found in the consolidated statements of cash flows. We have issued guidance on, and report, free cash flow because it is a key performance measure that management and investors use to evaluate the performance of our business.

For the 12-month periods ended December 31 (millions)	2024	2023
TELUS Corporation Common Share dividends declared	$2,314	$2,111
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(709)	(755)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$1,605	$1,356

Schedule of calculation of free cash flow, and the reconciliation to cash provided by operating activities

For the 12-month periods ended December 31 (millions)	Note	2024	2023
EBITDA	5	$6,840	$6,431
Restructuring and other costs, net of disbursements		(34)	206
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment mobile device financing		(201)	(143)
Effect of lease principal	31(b)	(661)	(538)
Items from the Consolidated statements of cash flows:
Share-based compensation, net of employee share purchase plan cash outflows	14	165	128
Net employee defined benefit plans expense	15	73	72
Employer contributions to employee defined benefit plans		(22)	(28)
Loss from equity accounted investments and other		18	26
Interest paid		(1,330)	(1,196)
Interest received		33	23
Capital expenditures (excluding acquisition from related party)		(2,542)	(2,822)
Capital expenditure for acquisition from related party	17, 21, 30	(93)	—
Related party construction credit facility repayment made concurrent with capital expenditure for acquisition from related party	21, 30	94	—
Free cash flow before income taxes		2,340	2,159
Income taxes paid, net of refunds		(358)	(389)
Free cash flow		1,982	1,770
Add (deduct):
Capital expenditures	5	2,635	2,822
Effect of lease principal		661	538
Net change in non-cash operating working capital not included in preceding line items and other individually immaterial items included in net income neither providing nor using cash		(431)	(631)
Cash provided by operating activities		$4,847	$4,499